Definitive agreement with Upsher-Smith Laboratories, LLC (Details Textual) ₨ in Millions, $ in Millions			12 Months Ended
		Jun. 14, 2019 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of Definitive agreement with UpsherSmith Laboratories LLC [Line Items]
License fees | ₨	[1],[2]		₨ 8,617		₨ 3,016	₨ 2,472
Selling, General and Administrative Expense			50,129	$ 665.0	₨ 48,680	₨ 46,857
UpsherSmith Laboratories LLC [Member] | Proprietary Products [Member]
Disclosure of Definitive agreement with UpsherSmith Laboratories LLC [Line Items]
Upfront consideration received | $		$ 70.0
Contingent consideration receivables | $		$ 40.5
License fees			7,486	$ 108.7
Selling, General and Administrative Expense | ₨			₨ 328

[1]	During the year ended March 31, 2020, the Company entered into a definitive agreement with Upsher-Smith Laboratories, LLC for the sale of its U.S. and select territory rights for ZEMBRACE® SYMTOUCH® (sumatriptan injection) 3 mg and TOSYMRA® (sumatriptan nasal spray) 10 mg (formerly referred to as “DFN-02”), which formed part of its Proprietary Products segment. License fees includes an amount of Rs.7,486 (U.S.$108.7) towards the aforesaid sale transaction. Refer to Note 37 of these consolidated financial statements for further details.
[2]	License fees for the years ended March 31, 2019 and March 31, 2018 primarily includes out-licensing revenue from Encore Dermatology Inc. Refer to Note 36 of these consolidated financial statements for further details.